Share-based Payment - Summary of Share-based Compensation Expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in profit or loss	R$ 84,052	R$ 293,011	R$ 96,212